GOING CONCERN (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
GOING CONCERN
Net Losses	$ 870,810	$ 315,143	$ 1,796,796	$ 742,364	$ 893,039	$ 1,744,402
Accumulated deficit	6,193,643		6,193,643		4,396,847	3,197,991
Working Capital Deficit	394,242		394,242		2,775,216	734,067
Previously reported
GOING CONCERN
Accumulated deficit					$ 4,091,030